SCHEDULE OF PROPERTY AND EQUIPMENT (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years	5 years
Office Equipment and Furniture [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years	7 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life description	Shorter of the useful life or the lease term	Shorter of the useful life or the lease term